Segment reporting	12 Months Ended
Sep. 30, 2024
Segment reporting
Segment reporting

FINANCIAL PERFORMANCE

Note 2. Segment reporting

Accounting policy

Operating segments are presented on a basis consistent with information provided internally to Westpac’s key decision makers and reflect the management of the business, rather than the legal structure of Westpac.

The statutory amount of the net operating income and operating expenses segment line items are separated to show the balances excluding Notable Items and the total Notable Items for each of these categories. This is consistent with the information provided internally to Westpac’s key decision makers.

Notable Items are items that management believes are not reflective of Westpac’s ongoing business performance and are grouped into the following broad categories:

●
Unrealised fair value gains and losses on economic hedges that do not qualify for hedge accounting
●
Net ineffectiveness on qualifying hedges
●
Large items that are not reflective of Westpac’s ordinary operations. In individual reporting periods large items may include:

–

Provisions for remediation, litigation, fines and penalties

–

The impact of asset sales and revaluations

–

The write-down of assets (including goodwill and capitalised software)

–

Restructuring costs

Changes in presentation

In 2024, Westpac established a new operating segment called Business & Wealth and dissolved the Specialist Business Division (SBD). The remaining operating businesses of SBD, which included the Platforms business, Pacific Banking, Margin lending and the Auto finance portfolio were aggregated into the Business & Wealth segment. The past contribution from SBD’s sold businesses were aggregated with Group Businesses.

In addition, we have made some changes to enhance performance reporting and assessment:

●	Funds transfer pricing: The methodology by which the costs of wholesale funding and liquidity are allocated to segments have been refined.
●	Capital allocations: Revised capital allocations to align to the Basel III framework adopted in January 2023.
●	Expense allocations: Reallocation of Enterprise functions across segments.

These changes have been reflected in segment reporting so that the information presented aligns with information reported internally to key decision makers. Comparatives have been restated to align with the current period presentation.

Reportable operating segments

We are one of Australia’s leading providers of banking and selected financial services, operating under multiple brands, and predominantly in Australia and New Zealand, with a small presence in Europe, North America, Asia and the Pacific. We operate through a significant online capability supported by an extensive branch and ATM network, call centres and specialist relationship and product managers. Our operations comprise the following key segments:

●	Consumer provides a full range of banking products and services to customers in Australia through three lines of business consisting of mortgages, consumer finance and cash and transactional banking.
●	Business & Wealth comprises Business Banking, generally up to $200 million in exposure, Wealth Management, Private Wealth, Westpac Pacific and auto finance.
●	Westpac Institutional Bank (WIB) delivers a broad range of financial products and services to corporate, institutional and government customers.
●	Westpac New Zealand provides banking, and wealth products and services for consumer, business and institutional customers in New Zealand.
●	Group Businesses includes support functions such as Treasury, Customer & Corporate Services, Technology, Finance, Human Resources, Legal and other Enterprise Services. It also includes Group-wide elimination entries arising on consolidation, centrally raised provisions and other unallocated revenue and expenses.

Note 2. Segment reporting (Continued)

The following tables present the segment results for Westpac.

			Westpac	Westpac			Notable
		Business &	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
2024
Net interest income	7,632	5,338	2,240	2,388	1,318	18,916	(163)	18,753
Net fee income	515	341	653	179	(16)	1,672	-	1,672
Net wealth management income	-	395	-	39	7	441	-	441
Trading income	-	57	635	40	(16)	716	(12)	704
Other income	13	5	(23)	(1)	24	18	-	18
Notable Items	-	-	-	(8)	(167)	(175)	175	-
Net operating income	8,160	6,136	3,505	2,637	1,150	21,588	-	21,588
Operating expenses[a]	(4,787)	(2,626)	(1,465)	(1,262)	(804)	(10,944)	-	(10,944)
Total operating expenses	(4,787)	(2,626)	(1,465)	(1,262)	(804)	(10,944)	-	(10,944)
Pre-provision profit	3,373	3,510	2,040	1,375	346	10,644	-	10,644
Impairment (charges)/benefits	(248)	(142)	(120)	(25)	(2)	(537)	-	(537)
Profit before income tax expense	3,125	3,368	1,920	1,350	344	10,107	-	10,107
Income tax (expense)/benefit[b]	(941)	(1,012)	(553)	(377)	(234)	(3,117)	-	(3,117)
Net profit attributable to NCI	-	-	-	-	-	-	-	-
Net profit attributable to owners of WBC	2,184	2,356	1,367	973	110	6,990	-	6,990
Notable Items (post-tax)	-	-	-	(6)	(117)	(123)
Balance sheet
Loans	510,317	101,989	100,582	93,833	46	806,767
Deposits and other borrowings	334,462	144,289	119,795	74,912	47,031	720,489

2023
Net interest income	8,177	4,992	1,926	2,317	1,002	18,414	(97)	18,317
Net fee income	504	360	596	177	8	1,645	-	1,645
Net wealth management income	-	425	-	33	114	572	(10)	562
Trading income	-	47	692	33	(22)	750	(33)	717
Other income	20	12	79	(3)	53	161	243	404
Notable Items	-	(88)	-	-	191	103	(103)	-
Net operating income	8,701	5,748	3,293	2,557	1,346	21,645	-	21,645
Operating expenses[c]	(4,533)	(2,459)	(1,316)	(1,186)	(738)	(10,232)	(460)	(10,692)
Notable Items	(202)	(64)	(15)	(9)	(170)	(460)	460	-
Total operating expenses	(4,735)	(2,523)	(1,331)	(1,195)	(908)	(10,692)	-	(10,692)
Pre-provision profit	3,966	3,225	1,962	1,362	438	10,953	-	10,953
Impairment (charges)/benefits	(179)	(257)	(87)	(124)	(1)	(648)	-	(648)
Profit before income tax expense	3,787	2,968	1,875	1,238	437	10,305	-	10,305
Income tax (expense)/benefit[b]	(1,142)	(877)	(538)	(350)	(197)	(3,104)	-	(3,104)
Net profit attributable to NCI	-	(5)	-	-	(1)	(6)	-	(6)
Net profit attributable to owners of WBC	2,645	2,086	1,337	888	239	7,195	-	7,195
Notable Items (post-tax)	(148)	(107)	(10)	(7)	99	(173)
Balance sheet
Loans	492,716	95,548	92,568	92,488	(66)	773,254
Deposits and other borrowings	308,342	140,536	116,052	76,544	46,694	688,168

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all the segments except for $55 million in Consumer.
b.	Includes tax benefits on Notable Items of $52 million (2023: $184 million)
c.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all the segments except for $36 million in Group Businesses.

Note 2. Segment reporting (Continued)

			Westpac	Westpac			Notable
		Business &	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
2022
Net interest income	8,473	3,508	1,438	2,107	1,080	16,606	555	17,161
Net fee income	508	381	605	185	(7)	1,672	(1)	1,671
Net wealth management and insurance income	-	441	-	54	364	859	(51)	808
Trading income	-	41	516	43	20	620	44	664
Other income	49	18	29	(3)	55	148	(846)	(698)
Notable Items	-	(1)	-	120	(418)	(299)	299	-
Net operating income	9,030	4,388	2,588	2,506	1,094	19,606	-	19,606
Operating expenses[a]	(4,411)	(2,446)	(1,265)	(1,072)	(987)	(10,181)	(621)	(10,802)
Notable Items	(66)	(13)	-	-	(542)	(621)	621	-
Total operating expenses	(4,477)	(2,459)	(1,265)	(1,072)	(1,529)	(10,802)	-	(10,802)
Pre-provision profit	4,553	1,929	1,323	1,434	(435)	8,804	-	8,804
Impairment (charges)/benefits	(187)	(97)	(85)	25	9	(335)	-	(335)
Profit before income tax expense	4,366	1,832	1,238	1,459	(426)	8,469	-	8,469
Income tax (expense)/benefit[b]	(1,314)	(553)	(372)	(382)	(149)	(2,770)	-	(2,770)
Net profit attributable to NCI	-	(4)	-	-	(1)	(5)	-	(5)
Net profit attributable to owners of WBC	3,052	1,275	866	1,077	(576)	5,694	-	5,694
Notable Items (post-tax)	(47)	(9)	-	119	(937)	(874)
Balance sheet
Loans	474,591	94,776	85,182	85,285	(187)	739,647
Deposits and other borrowings	280,534	142,133	117,252	71,202	48,008	659,129

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all the segments except for the following:

- Group Businesses: $291 million; and

- Westpac Institutional Bank: $45 million.

b.	Includes tax benefits on Notable Items of $46 million.

Notable Items after tax

$m	2024	2023	2022
Economic hedges	(128)	(92)	470
Hedge ineffectiveness	5	66	(52)
Provisions for remediation, litigation, fines and penalties	-	(176)	(133)
Asset sales and revaluations	-	256	(876)
The write-down of assets	-	(87)	(283)
Restructuring costs	-	(140)	-
Total Notable Items after tax	(123)	(173)	(874)

Note 2. Segment reporting (Continued)

Revenue from products and services

Details of revenue from external customers by product or service are disclosed in Note 3 and Note 4. No single customer amounted to greater than 10% of the Group’s revenue.

Geographic segments

Geographic segments are based on the location of the office where the following items were recognised:

	2024		2023		2022
	$m	%	$m	%	$m	%
Revenue
Australia	48,442	84.7	40,222	85.4	20,198	78.6
New Zealand	6,809	11.9	5,053	10.7	5,010	19.5
Other overseas[a]	1,931	3.4	1,805	3.9	488	1.9
Total	57,182	100.0	47,080	100.0	25,696	100.0
Non-current assets[b]
Australia	11,573	89.0	11,782	89.7	11,606	91.0
New Zealand	1,319	10.1	1,282	9.8	1,088	8.5
Other overseas[a]	105	0.9	67	0.5	62	0.5
Total	12,997	100.0	13,131	100.0	12,756	100.0

a.	Other overseas included Pacific Islands, Asia, the Americas and Europe.
b.	Non-current assets represents property and equipment, and intangible assets.